UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
September 30, 2011 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--15.4%
Carnival	12,100	366,630
CBS, Cl. B	5,660	115,351
General Motors	4,751a	95,875
Guess?	6,430	183,191
Home Depot	8,950	294,186
Johnson Controls	14,380	379,201
Newell Rubbermaid	15,610	185,291
News, Cl. A	19,590	303,057
NVR	220b	132,876
Omnicom Group	19,750	727,590
Staples	9,620	127,946
Time Warner	13,443	402,887
Toll Brothers	6,460b	93,218
Viacom, Cl. B	4,830	187,114
Walt Disney	11,460	345,634
		3,940,047
Consumer Staples--8.5%
ConAgra Foods	8,480	205,386
CVS Caremark	10,490	352,254
Dr. Pepper Snapple Group	8,970	347,857
Energizer Holdings	5,840b	388,010
Kraft Foods, Cl. A	9,880	331,770
PepsiCo	8,810	545,339
		2,170,616
Energy--14.1%
Anadarko Petroleum	9,610	605,910
EOG Resources	3,150	223,681
Exxon Mobil	8,170	593,387
Hess	2,290	120,133
Occidental Petroleum	14,570	1,041,755
Schlumberger	17,260	1,030,940
		3,615,806
Financial--20.2%
American Express	3,150	141,435
Ameriprise Financial	7,210	283,786
AON	6,650	279,167
Capital One Financial	7,820a	309,907
Chubb	2,310	138,577
Citigroup	15,416	394,958
Comerica	12,910	296,543
Franklin Resources	1,300	124,332
JPMorgan Chase & Co.	19,840	597,581
Marsh & McLennan	10,740	285,040
MetLife	12,520	350,685

Moody's	6,630a	201,883
PNC Financial Services Group	5,270	253,961
Prudential Financial	5,300	248,358
SunTrust Banks	12,710	228,145
TD Ameritrade Holding	11,670	171,607
U.S. Bancorp	5,490	129,235
Wells Fargo & Co.	30,340	731,801
		5,167,001
Health Care--16.4%
Amgen	5,880	323,106
Baxter International	3,760	211,086
CIGNA	6,030	252,898
Johnson & Johnson	9,520	606,519
McKesson	4,040	293,708
Medtronic	4,130	137,281
Merck & Co.	16,690	545,930
Mylan	7,050b	119,850
Pfizer	60,380	1,067,518
Thermo Fisher Scientific	2,750b	139,260
UnitedHealth Group	7,810	360,197
Watson Pharmaceuticals	2,040b	139,230
		4,196,583
Industrial--9.6%
Caterpillar	2,570	189,769
Cooper Industries	2,530	116,684
Dover	7,460	347,636
Eaton	4,940	175,370
General Electric	49,480	754,075
Honeywell International	2,670	117,240
Hubbell, Cl. B	2,310	114,437
Owens Corning	6,350b	137,668
Pitney Bowes	7,390a	138,932
Stanley Black & Decker	2,330	114,403
Thomas & Betts	2,820b	112,546
United Technologies	1,810	127,352
		2,446,112
Information Technology--10.6%
Accenture, Cl. A	2,500	131,700
BMC Software	8,270b	318,891
Cisco Systems	32,830	508,537
Corning	7,110	87,880
eBay	4,850b	143,026
Electronic Arts	23,820b	487,119
Oracle	9,710	279,065
QUALCOMM	13,080	636,080
SanDisk	3,260b	131,541
		2,723,839
Materials--3.3%
Air Products & Chemicals	1,610	122,956
Celanese, Ser. A	5,760	187,373
Cliffs Natural Resources	2,390	122,296
Dow Chemical	11,290	253,573

Freeport-McMoRan Copper & Gold	4,870	148,291
		834,489
Utilities--1.1%
Exelon	6,660	283,783
Total Common Stocks
(cost $28,911,193)		25,378,276

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $89,000)	89,000 [c]	89,000
Investment of Cash Collateral for
Securities Loaned--2.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $648,932)	648,932 [c]	648,932
Total Investments (cost $29,649,125)	102.1%	26,116,208
Liabilities, Less Cash and Receivables	(2.1%)	(528,166)
Net Assets	100.0%	25,588,042

a	Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $615,191 value of the collateral held by the fund was $648,932.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $29,649,125. Net unrealized depreciation on investments was $3,532,917 of which $642,342 related to appreciated investment securities and $4,175,259 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	20.2
Health Care	16.4
Consumer Discretionary	15.4
Energy	14.1
Information Technology	10.6
Industrial	9.6
Consumer Staples	8.5
Materials	3.3
Money Market Investments	2.9
Utilities	1.1
102.1

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	25,378,276	-	-	25,378,276
Mutual Funds	737,932	-	-	737,932

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Midcap Stock Portfolio
September 30, 2011 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--16.0%
American Greetings, Cl. A	36,500a	675,250
ANN	21,700a,b	495,628
Bob Evans Farms	65,200a	1,859,504
Brinker International	93,150a	1,948,698
Cheesecake Factory	49,400a,b	1,217,710
Dillard's, Cl. A	11,100	482,628
ITT Educational Services	27,400a,b	1,577,692
Meredith	75,100a	1,700,264
O'Reilly Automotive	29,600b	1,972,248
PetSmart	38,700	1,650,555
RadioShack	81,200a	943,544
Scholastic	37,700a	1,056,731
Signet Jewelers	1,800	60,840
Sotheby's	57,700	1,590,789
TRW Automotive Holdings	10,300b	337,119
Warnaco Group	2,750b	126,747
Weight Watchers International	19,900	1,159,175
Williams-Sonoma	42,400	1,305,496
Wynn Resorts	500	57,540
		20,218,158
Consumer Staples--7.2%
Church & Dwight	66,200	2,926,040
Coca-Cola Enterprises	70,600	1,756,528
Constellation Brands, Cl. A	90,400b	1,627,200
Dr. Pepper Snapple Group	2,000	77,560
Smithfield Foods	110,400b	2,152,800
Tootsie Roll Industries	2,100	50,652
Tyson Foods, Cl. A	33,600	583,296
		9,174,076
Energy--8.2%
Arch Coal	54,400	793,152
Cimarex Energy	26,700	1,487,190
Murphy Oil	4,100	181,056
Oceaneering International	13,900	491,226
Plains Exploration & Production	47,700b	1,083,267
SEACOR Holdings	19,700a	1,580,137
Southern Union	3,400a	137,938
Superior Energy Services	61,100b	1,603,264
Tesoro	73,400b	1,429,098
Valero Energy	83,400	1,482,852
Whiting Petroleum	1,700b	59,636
		10,328,816
Financial--16.0%
American Financial Group	50,975	1,583,793
Apartment Investment & Management,

Cl. A	27,600c	610,512
Cathay General Bancorp	155,700	1,771,866
Comerica	13,700	314,689
Equity One	6,100a,c	96,746
Highwoods Properties	18,800a,c	531,288
Hospitality Properties Trust	66,700c	1,416,041
Huntington Bancshares	36,700	176,160
Jones Lang LaSalle	14,900	771,969
KeyCorp	239,400	1,419,642
Liberty Property Trust	19,700a,c	573,467
Macerich	6,447c	274,836
Rayonier	61,350a,c	2,257,066
Reinsurance Group of America	25,400	1,167,130
SEI Investments	125,200	1,925,576
SL Green Realty	21,800a,c	1,267,670
StanCorp Financial Group	35,000a	964,950
SVB Financial Group	1,400b	51,800
Waddell & Reed Financial, Cl. A	50,800	1,270,508
Webster Financial	115,000a	1,759,500
Weingarten Realty Investors	3,200a,c	67,744
		20,272,953
Health Care--10.9%
Agilent Technologies	48,200b	1,506,250
AMERIGROUP	5,600b	218,456
Charles River Laboratories
International	1,800b	51,516
Covance	42,500b	1,931,625
Health Net	25,800b	611,718
Hill-Rom Holdings	51,900	1,558,038
Humana	13,300	967,309
IDEXX Laboratories	21,700a,b	1,496,649
Kinetic Concepts	15,900b	1,047,651
Life Technologies	1,700b	65,331
LifePoint Hospitals	12,200a,b	447,008
Myriad Genetics	11,000a,b	206,140
Techne	29,200	1,985,892
United Therapeutics	45,100a,b	1,690,799
Watson Pharmaceuticals	800b	54,600
		13,838,982
Industrial--11.7%
AGCO	1,700b	58,769
Alaska Air Group	38,400b	2,161,536
Copart	2,172a,b	84,969
Corrections Corp. of America	49,200b	1,116,348
Donaldson	1,400a	76,720
Dun & Bradstreet	4,700	287,922
Gardner Denver	29,600	1,881,080
KBR	22,100	522,223
Kennametal	62,700	2,052,798
Korn/Ferry International	12,300b	149,937
Nordson	41,800a	1,661,132
Pitney Bowes	86,900a	1,633,720

Timken	51,100	1,677,102
URS	48,000b	1,423,680
		14,787,936
Information Technology--17.2%
ACI Worldwide	41,100b	1,131,894
Arrow Electronics	54,600b	1,516,788
BMC Software	5,700b	219,792
CA	89,500	1,737,195
Cadence Design Systems	52,700b	486,948
Convergys	49,800b	467,124
DST Systems	41,544	1,820,874
FactSet Research Systems	23,900a	2,126,383
Fair Isaac	60,500	1,320,715
Fairchild Semiconductor
International	123,900b	1,338,120
IAC/InterActiveCorp	40,300a,b	1,593,865
Integrated Device Technology	9,600b	49,440
Lender Processing Services	24,400	334,036
LSI	63,900b	331,002
Parametric Technology	3,400b	52,292
Plantronics	58,700a	1,670,015
QLogic	99,300b	1,259,124
Synopsys	64,300b	1,566,348
Tech Data	32,300b	1,396,329
Vishay Intertechnology	169,000a,b	1,412,840
		21,831,124
Materials--5.1%
Cabot	21,500	532,770
Domtar	29,200a	1,990,564
Eastman Chemical	700	47,971
Minerals Technologies	36,600	1,803,282
NewMarket	12,920a	1,962,160
Steel Dynamics	5,200	51,584
Westlake Chemical	1,600	54,848
		6,443,179
Telecommunication Services--1.1%
Telephone & Data Systems	68,500	1,455,625
Utilities--5.8%
Great Plains Energy	117,400	2,265,820
Hawaiian Electric Industries	90,500a	2,197,340
NV Energy	35,900	528,089
Questar	132,200	2,341,262
Wisconsin Energy	1,900	59,451
		7,391,962
Total Common Stocks
(cost $140,168,399)		125,742,811

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,092,000)	1,092,000[d]	1,092,000

Investment of Cash Collateral for
Securities Loaned--20.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $26,206,888)	26,206,888[d]	26,206,888
Total Investments (cost $167,467,287)	120.8%	153,041,699
Liabilities, Less Cash and Receivables	(20.8%)	(26,398,004)
Net Assets	100.0%	126,643,695

a Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $24,830,039 and the value of the collateral held by the fund was $26,206,888.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $167,467,287. Net unrealized depreciation on investments was $14,425,588 of which $6,651,214 related to appreciated investment securities and $21,076,802 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	21.6
Information Technology	17.2
Consumer Discretionary	16.0
Financial	16.0
Industrial	11.7
Health Care	10.9
Energy	8.2
Consumer Staples	7.2
Utilities	5.8
Materials	5.1
Telecommunication Services	1.1
120.8

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	125,681,971	-	-	125,681,971
Equity Securities - Foreign+	60,840	-	-	60,840
Mutual Funds	27,298,888	-	-	27,298,888

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
September 30, 2011 (Unaudited)

Common Stocks--98.4%	Shares	Value ($)
Consumer Discretionary--14.9%
American Public Education	7,448a,b	253,232
Arbitron	12,083	399,706
Audiovox, Cl. A	3,595b	19,737
Big 5 Sporting Goods	8,240	50,099
Biglari Holdings	725b	214,883
BJ's Restaurants	8,779a,b	387,242
Blue Nile	6,892a,b	243,150
Blyth	2,449	135,797
Boyd Gaming	20,388a,b	99,901
Brown Shoe	16,123a	114,796
Brunswick	38,463	540,021
Buckle	11,051a	425,021
Buffalo Wild Wings	6,716a,b	401,617
Cabela's	15,067a,b	308,723
Callaway Golf	16,664a	86,153
Capella Education	7,621a,b	216,284
Carter's	21,011a,b	641,676
Cato, Cl. A	13,296	299,958
CEC Entertainment	9,533a	271,405
Children's Place Retail Stores	10,866a,b	505,595
Christopher & Banks	13,042	46,038
Coinstar	13,494a,b	539,760
Corinthian Colleges	20,130a,b	31,403
Cracker Barrel Old Country Store	9,272	371,622
Crocs	36,626b	866,937
DineEquity	5,821a,b	224,050
Drew Industries	5,096	101,818
E.W. Scripps, Cl. A	15,372a,b	107,604
Ethan Allen Interiors	13,996a	190,486
Finish Line, Cl. A	21,184	423,468
Fred's, Cl. A	19,860a	211,708
Genesco	9,016b	464,594
Group 1 Automotive	9,900a	351,945
Harte-Hanks	11,970a	101,506
Haverty Furniture	2,845	28,422
Helen of Troy	11,327b	284,534
Hibbett Sports	12,333b	417,965
Hillenbrand	23,010a	423,384
Hot Topic	13,550	103,387
HSN	15,707	520,373
Iconix Brand Group	32,322a,b	510,688
Interval Leisure Group	19,041b	253,626
iRobot	9,576a,b	240,932
Jack in the Box	17,924b	357,046

JAKKS Pacific	13,368	253,324
JOS. A. Bank Clothiers	10,478b	488,589
K-Swiss, Cl. A	7,151a,b	30,392
Kid Brands	8,191b	21,624
Kirkland's	5,690b	52,177
La-Z-Boy	23,874a,b	176,906
Lincoln Educational Services	8,234	66,613
Lithia Motors, Cl. A	8,280	119,066
Live Nation	59,062a,b	473,087
Liz Claiborne	34,698a,b	173,490
Lumber Liquidators Holdings	8,855a,b	133,710
M/I Homes	7,103b	42,689
Maidenform Brands	9,655b	226,024
Marcus	12,914	128,494
MarineMax	3,918b	25,349
Men's Wearhouse	22,190	578,715
Meritage Homes	11,440b	173,202
Midas	4,531a,b	37,154
Monarch Casino & Resort	4,268b	41,741
Monro Muffler Brake	12,701a	418,752
Movado Group	10,554	128,548
NutriSystem	9,599a	116,244
OfficeMax	30,932b	150,020
Oxford Industries	5,155a	176,817
P.F. Chang's China Bistro	10,829a	294,982
Papa John's International	9,543b	290,107
Peet's Coffee & Tea	4,992a,b	277,755
PEP Boys-Manny Moe & Jack	24,039	237,265
Perry Ellis International	4,077b	76,648
PetMed Express	12,305a	110,745
Pinnacle Entertainment	24,147b	219,255
Pool	19,870a	520,197
Quiksilver	50,858b	155,117
Red Robin Gourmet Burgers	6,644b	160,054
Resources Connection	18,384	179,796
Ruby Tuesday	27,752b	198,704
Rue21	5,403a,b	122,594
Ruth's Hospitality Group	18,116a,b	77,718
Select Comfort	23,490b	328,155
Shuffle Master	27,059b	227,566
Skechers USA, Cl. A	11,737a,b	164,670
Sonic	27,209b	192,368
Sonic Automotive, Cl. A	12,881a	138,986
Spartan Motors	17,439	72,023
Stage Stores	16,167a	224,236
Standard Motor Products	10,992	142,566
Standard-Pacific	36,275a,b	89,599
Stein Mart	11,942	74,638
Steven Madden	13,912b	418,751
Sturm Ruger & Co.	8,473a	220,129
Superior Industries International	11,012a	170,135
Texas Roadhouse	27,233	360,020

True Religion Apparel	10,773b	290,440
Tuesday Morning	10,924b	38,452
Universal Electronics	5,896b	96,635
Universal Technical Institute	8,826b	119,945
Vitamin Shoppe	11,983b	448,644
Winnebago Industries	10,835a,b	74,978
Wolverine World Wide	19,409	645,349
Zale	15,016a,b	42,796
Zumiez	10,217a,b	178,900
		24,701,937
Consumer Staples--4.4%
Alliance One International	27,656a,b	67,481
Andersons	6,603	222,257
B&G Foods	19,428	324,059
Boston Beer, Cl. A	4,173a,b	303,377
Cal-Maine Foods	5,184	162,933
Calavo Growers	3,279a	67,285
Casey's General Stores	14,808	646,369
Central Garden & Pet, Cl. A	23,946b	169,538
Darling International	47,227a,b	594,588
Diamond Foods	8,508a	678,853
Hain Celestial Group	18,444b	563,464
Inter Parfums	4,428	68,413
J&J Snack Foods	5,719	274,798
Medifast	6,796a,b	109,755
Nash Finch	5,459	147,011
Prestige Brands Holdings	17,842b	161,470
Sanderson Farms	6,448a	306,280
Seneca Foods, Cl. A	2,640b	52,272
Snyders-Lance	17,010a	354,659
Spartan Stores	10,665	165,094
TreeHouse Foods	14,768b	913,253
United Natural Foods	18,625a,b	689,870
WD-40	7,240	288,442
		7,331,521
Energy--3.9%
Approach Resources	10,461a,b	177,732
Basic Energy Services	11,274b	159,640
Bristow Group	15,529a	658,895
Contango Oil & Gas	5,642b	308,674
Georesources	7,387a,b	131,415
Gulf Island Fabrication	4,971	102,800
Gulfport Energy	15,967b	386,082
Hornbeck Offshore Services	8,563a,b	213,304
ION Geophysical	59,414a,b	281,028
Lufkin Industries	12,564a	668,530
Matrix Service	11,481b	97,703
OYO Geospace	1,617b	91,021
Penn Virginia	17,067a	95,063
Petroleum Development	8,397b	162,818
PetroQuest Energy	24,385a,b	134,118
Pioneer Drilling	26,357a,b	189,243

SEACOR Holdings	9,195	737,531
Stone Energy	21,488b	348,320
Swift Energy	17,392a,b	423,321
Tetra Technologies	32,047a,b	247,403
World Fuel Services	27,422a	895,328
		6,509,969
Financial--19.7%
Acadia Realty Trust	13,638c	255,031
AMERISAFE	4,768b	87,779
Bank Mutual	15,122a	39,468
Bank of the Ozarks	9,218a	192,933
BioMed Realty Trust	50,050a,c	829,328
Boston Private Financial Holdings	32,694a	192,241
Brookline Bancorp	27,518a	212,164
Calamos Asset Management, Cl. A	9,781	97,908
Cash America International	11,827a	605,069
Cedar Shopping Centers	19,730c	61,360
City Holding	7,867a	212,330
Colonial Properties Trust	34,183c	620,763
Columbia Banking System	19,136	274,028
Community Bank System	13,210a	299,735
Delphi Financial Group, Cl. A	23,945	515,296
DiamondRock Hospitality	69,415c	485,211
Dime Community Bancshares	6,381	64,640
EastGroup Properties	11,472c	437,542
eHealth	7,144a,b	97,587
Employers Holdings	11,402	145,490
Encore Capital Group	5,522a,b	120,656
Entertainment Properties Trust	19,676a,c	766,970
Extra Space Storage	39,976a,c	744,753
EZCORP, Cl. A	19,086b	544,714
F.N.B.	53,267a	456,498
Financial Engines	15,088b	273,244
First BanCorp	8,955a,b	25,074
First Cash Financial Services	11,808a,b	495,346
First Commonwealth Financial	48,157	178,181
First Financial Bancorp	20,379a	281,230
First Financial Bankshares	13,657a	357,267
First Midwest Bancorp	31,944	233,830
Forestar Group	14,683b	160,192
Franklin Street Properties	31,137a,c	352,159
Getty Realty	11,371a,c	163,970
Glacier Bancorp	25,627a	240,125
Hanmi Financial	99,231a,b	82,362
Healthcare Realty Trust	28,543c	480,950
Home Bancshares	9,278c	196,879
Horace Mann Educators	14,849	169,427
Independent Bank/MA	7,374a	160,311
Infinity Property & Casualty	5,502	288,745
Inland Real Estate	37,290c	272,217
Interactive Brokers Group, Cl. A	19,300	268,849
Investment Technology Group	18,024b	176,455

Kilroy Realty	22,266a,c	696,926
Kite Realty Group Trust	30,671c	112,256
LaSalle Hotel Properties	36,175c	694,560
Lexington Realty Trust	62,069a,c	405,931
LTC Properties	14,144c	358,126
Meadowbrook Insurance Group	23,263	207,273
Medical Properties Trust	44,795c	400,915
Mid-America Apartment Communities	14,200a,c	855,124
Nara Bancorp	22,921b	139,130
National Financial Partners	19,461a,b	212,903
National Penn Bancshares	46,566a	326,428
National Retail Properties	39,360a,c	1,057,603
Navigators Group	4,480b	193,536
NBT Bankcorp	11,061a	205,956
Northwest Bancshares	39,081a	465,455
Old National Bancorp	42,797a	398,868
Oritani Financial	22,752	292,591
PacWest Bancorp	16,133	224,894
Parkway Properties	9,261c	101,964
Pennsylvania Real Estate
Investment Trust	25,308a,c	195,631
Pinnacle Financial Partners	16,126b	176,418
Piper Jaffray	6,866b	123,107
Portfolio Recovery Associates	7,485a,b	465,717
Post Properties	21,082c	732,389
Presidential Life	8,905	73,199
PrivateBancorp	27,691	208,236
ProAssurance	11,765	847,315
Prospect Capital	38,341a	322,448
Provident Financial Services	19,365	208,174
PS Business Parks	8,514c	421,784
RLI	7,229	459,620
S&T Bancorp	8,629a	139,445
Safety Insurance Group	6,882	260,346
Saul Centers	3,114c	105,284
Selective Insurance Group	24,745	322,922
Signature Bank	17,862a,b	852,553
Simmons First National, Cl. A	8,501a	184,472
Sovran Self Storage	10,813c	401,919
Sterling Bancorp	9,532	69,202
Stewart Information Services	8,731a	77,182
Stifel Financial	20,299b	539,141
Susquehanna Bancshares	58,010a	317,315
SWS Group	8,748	41,028
Tanger Factory Outlet Centers	33,307c	866,315
Texas Capital Bancshares	15,149a,b	346,155
Tompkins Financial	2,078a	74,351
Tower Group	14,445	330,213
Trustco Bank	48,333	215,565
UMB Financial	13,517	433,625
Umpqua Holdings	48,227a	423,915
United Bankshares	16,454a	330,561

United Community Banks	4,817a,b	40,896
United Fire & Casualty	10,414	184,224
Universal Health Realty Income
Trust	4,385c	147,380
Urstadt Biddle Properties, Cl. A	9,951c	158,917
Wilshire Bancorp	17,189a,b	47,098
Wintrust Financial	12,585a	324,819
World Acceptance	6,870a,b	384,377
		32,420,004
Health Care--12.4%
Abaxis	7,086a,b	162,340
Affymetrix	32,936b	161,386
Air Methods	3,957b	251,942
Align Technology	29,876a,b	453,219
Almost Family	3,688a,b	61,331
Amedisys	10,112b	149,860
AMN Healthcare Services	9,276b	37,197
AmSurg	13,019b	292,927
Analogic	5,436	246,849
ArQule	24,204b	122,230
Bio-Reference Labs	8,123a,b	149,544
Cambrex	18,136b	91,405
Cantel Medical	4,324a	91,323
Centene	21,234a,b	608,779
Chemed	9,521	523,274
Computer Programs & Systems	4,254	281,402
CONMED	13,420b	308,794
CorVel	3,045b	129,412
Cross Country Healthcare	6,587b	27,534
CryoLife	20,291b	91,107
Cubist Pharmaceuticals	23,315a,b	823,486
Cyberonics	10,720b	303,376
Emergent BioSolutions	11,572b	178,556
Ensign Group	4,503	104,064
Enzo Biochem	12,412b	31,899
eResearch Technology	17,748b	79,156
Gentiva Health Services	9,776b	53,964
Greatbatch	11,906a,b	238,239
Haemonetics	11,215b	655,853
Hanger Orthopedic Group	12,660b	239,147
Healthspring	26,944a,b	982,378
Healthways	14,763b	145,120
Hi-Tech Pharmacal	5,102b	171,427
HMS Holdings	32,247b	786,504
ICU Medical	5,636b	207,405
Integra LifeSciences Holdings	8,501b	304,081
Invacare	14,994	345,462
IPC The Hospitalist	5,923b	211,392
Kensey Nash	5,170a,b	126,665
Landauer	2,835	140,446
LCA-Vision	7,730a,b	16,542
LHC Group	6,386b	108,945

Magellan Health Services	12,455b	601,576
MedCath	10,077b	139,869
Medicines	23,645b	351,838
Meridian Bioscience	13,966	219,825
Merit Medical Systems	13,206b	173,527
Molina Healthcare	12,721b	196,412
MWI Veterinary Supply	4,460b	306,937
Natus Medical	11,576b	110,088
Neogen	8,274b	287,273
NuVasive	14,542a,b	248,232
Omnicell	14,722b	202,869
Palomar Medical Technologies	3,162a,b	24,917
Par Pharmaceutical Cos.	16,372b	435,823
PAREXEL International	23,188b	438,949
PharMerica	12,986b	185,310
PSS World Medical	23,863a,b	469,862
Quality Systems	7,413a	719,061
Questcor Pharmaceuticals	25,124b	684,880
Regeneron Pharmaceuticals	30,164a,b	1,755,545
Salix Pharmaceuticals	23,209a,b	686,986
Savient Pharmaceuticals	26,366a,b	108,101
SonoSite	5,428a,b	164,686
SurModics	9,043b	82,291
Symmetry Medical	12,617b	97,403
ViroPharma	27,703b	500,593
West Pharmaceutical Services	14,640a	543,144
Zoll Medical	8,871b	334,792
		20,566,751
Industrial--14.7%
A.O. Smith	14,180	454,185
AAON	4,458	70,213
AAR	14,109a	235,197
ABM Industries	19,186	365,685
Actuant, Cl. A	30,291	598,247
Aerovironment	6,461a,b	181,877
Albany International, Cl. A	13,277	242,305
Allegiant Travel	5,114a,b	241,023
American Science & Engineering	2,886	176,190
Apogee Enterprises	11,029	94,739
Applied Industrial Technologies	15,433	419,160
Arkansas Best	8,581	138,583
Astec Industries	8,799b	257,635
AZZ	3,913	151,707
Badger Meter	4,540a	131,342
Barnes Group	18,883a	363,498
Belden	20,826	537,103
Brady, Cl. A	23,128a	611,273
Briggs & Stratton	23,134	312,540
Cascade	3,806	127,082
CDI	1,932	20,634
Ceradyne	11,558b	310,795
CIRCOR International	6,330	185,912

CLARCOR	21,315	882,015
Comfort Systems USA	10,966	91,237
Consolidated Graphics	5,221b	190,723
Cubic	7,654	299,042
Curtiss-Wright	20,327a	586,027
Dolan	11,624b	104,500
Dycom Industries	14,813b	226,639
EMCOR Group	27,284	554,684
Encore Wire	6,412	131,959
EnPro Industries	7,417b	220,137
ESCO Technologies	12,538	319,719
Exponent	5,334b	220,454
Federal Signal	25,067	110,796
Forward Air	12,148	309,167
G&K Services, Cl. A	7,677	196,071
GenCorp	20,805a,b	93,414
Geo Group	23,853b	442,712
Gibraltar Industries	13,585b	110,310
Griffon	12,973b	106,119
Healthcare Services Group	23,760a	383,486
Heartland Express	22,117a	299,907
Heidrick & Struggles International	6,580	108,241
Hub Group, Cl. A	13,759b	388,967
II-VI	20,920b	366,100
Insituform Technologies, Cl. A	15,721a,b	182,049
Insperity	11,451	254,785
Interface, Cl. A	22,932	271,974
John Bean Technologies	8,345	119,000
Kaman	9,051a	252,070
Kaydon	14,558	417,523
Kelly Services, Cl. A	14,672a	167,261
Knight Transportation	27,617a	367,582
Lawson Products	259	3,502
Lindsay	5,860a	315,268
Lydall	6,747b	60,048
Mobile Mini	17,121a,b	281,469
Moog, Cl. A	19,629a,b	640,298
Mueller Industries	14,132a	545,354
National Presto Industries	1,568a	136,275
Navigant Consulting	17,856b	165,525
NCI Building Systems	8,088b	61,145
Old Dominion Freight Line	18,844b	545,911
On Assignment	13,891b	98,209
Orbital Sciences	24,903b	318,758
Orion Marine Group	8,447b	48,739
Powell Industries	3,535b	109,479
Quanex Building Products	19,420	212,649
Robbins & Myers	18,151	630,021
School Specialty	5,541a,b	39,507
Simpson Manufacturing	16,132a	402,171
SkyWest	24,342	280,176
Standard Register	4,840a	12,245

Standex International	5,276	164,242
SYKES Enterprises	19,019b	284,334
Teledyne Technologies	13,997b	683,893
Tennant	7,787	275,426
Tetra Tech	25,657a,b	480,812
Toro	13,342a	657,360
Tredegar	12,546	186,057
TrueBlue	19,774b	224,039
UniFirst	5,355	242,528
United Stationers	19,648	535,408
Universal Forest Products	5,995	144,180
Viad	10,112	171,702
Vicor	10,339	90,466
Watts Water Technologies, Cl. A	11,728a	312,551
		24,361,342
Information Technology--18.3%
Advanced Energy Industries	13,380b	115,336
Agilysys	6,998b	49,896
Anixter International	12,427	589,537
Arris Group	46,127b	475,108
ATMI	15,211b	240,638
Avid Technology	10,611b	82,129
Bel Fuse, Cl. B	6,123a	95,458
Benchmark Electronics	20,946b	272,507
Black Box	5,569	118,898
Blackbaud	15,816	352,222
Blue Coat Systems	17,657b	245,079
Bottomline Technologies	13,273b	267,318
Brightpoint	28,231b	260,008
Brooks Automation	31,556	257,181
Cabot Microelectronics	10,356a,b	356,143
CACI International, Cl. A	13,169a,b	657,660
Cardtronics	17,234b	395,003
Ceva	9,357b	227,469
Checkpoint Systems	13,770b	186,997
CIBER	34,347a,b	104,071
Cirrus Logic	24,570a,b	362,162
Cognex	17,328a	469,762
Cohu	11,377	112,405
Commvault Systems	17,256a,b	639,507
comScore	11,174a,b	188,505
Comtech Telecommunications	11,680	328,091
CSG Systems International	14,495a,b	183,217
CTS	13,448a	109,332
Cymer	12,132a,b	451,068
Daktronics	15,288	131,171
DealerTrack Holdings	16,782a,b	262,974
DG Fastchannel	11,136a,b	188,755
Digi International	10,315b	113,465
Diodes	14,558b	260,879
DSP Group	13,851b	81,721
DTS	8,424a,b	209,168

Ebix	16,167a	237,655
Electro Scientific Industries	10,755b	127,877
Entropic Communications	35,875a,b	148,164
EPIQ Systems	14,214	178,101
Exar	20,976b	119,773
FARO Technologies	6,501b	205,107
FEI	16,006b	479,540
Forrester Research	4,399	143,011
GT Advanced Technologies	51,868a,b	364,113
Harmonic	39,152b	166,788
Heartland Payment Systems	14,880	293,434
Hittite Microwave	10,255b	499,418
iGATE	11,916a	137,511
Infospace	16,988b	142,020
Insight Enterprises	18,295a,b	276,986
Interactive Intelligence Group	5,245b	142,402
Intermec	18,997b	123,860
Intevac	7,912b	55,305
j2 Global Communications	20,374a	548,061
JDA Software Group	19,198a,b	450,001
Kopin	19,235b	65,976
Kulicke & Soffa Industries	31,524b	235,169
Liquidity Services	7,666b	245,849
Littelfuse	10,014a	402,663
LivePerson	17,883b	177,936
LogMeIn	7,044b	233,931
LoJack	15,056b	47,728
Manhattan Associates	10,001b	330,833
MAXIMUS	15,251	532,260
Mercury Computer Systems	12,530b	144,095
Methode Electronics	17,813	132,351
Micrel	25,665a	243,048
Microsemi	34,262b	547,507
MicroStrategy, Cl. A	3,084b	351,792
MKS Instruments	21,951a	476,556
Monolithic Power Systems	16,204a,b	164,957
Monotype Imaging Holdings	15,882b	192,649
MTS Systems	7,454	228,391
Nanometrics	6,318b	91,611
NCI, Cl. A	1,089b	12,992
Netgear	14,885b	385,373
NetScout Systems	15,684b	179,111
Network Equipment Technologies	12,019a,b	23,317
Newport	18,834b	203,596
Novatel Wireless	8,747a,b	26,416
Oplink Communications	8,730b	132,172
OSI Systems	6,955b	233,132
Park Electrochemical	9,958	212,802
PC-Tel	5,481b	33,708
Perficient	11,530b	84,400
Pericom Semiconductor	10,915b	80,880
Plexus	14,893a,b	336,880

Power Integrations	10,101a	309,192
Progress Software	29,278a,b	513,829
Pulse Electronics	19,682a	56,291
Radisys	14,357b	87,865
RightNow Technologies	9,024a,b	298,243
Rofin-Sinar Technologies	13,129b	252,077
Rogers	5,441b	212,906
Rubicon Technology	6,001a,b	65,591
Rudolph Technologies	14,334b	95,894
ScanSource	9,162b	270,829
Sigma Designs	9,303a,b	72,936
Smith Micro Software	10,951a,b	16,646
Sourcefire	9,693a,b	259,385
Stamps.com	7,227	147,720
Standard Microsystems	8,380b	162,572
Stratasys	7,678a,b	142,350
Super Micro Computer	8,332b	104,400
Supertex	2,517b	43,544
Symmetricom	21,097b	91,561
Synaptics	15,371a,b	367,367
Synchronoss Technologies	9,701a,b	241,652
SYNNEX	11,493b	301,117
Take-Two Interactive Software	36,291b	461,622
Taleo, Cl. A	17,493b	449,920
Tekelec	23,904b	144,380
TeleTech Holdings	11,711b	178,476
Tessera Technologies	22,635b	270,262
THQ	28,882a,b	49,966
TriQuint Semiconductor	61,667b	309,568
TTM Technologies	18,785b	178,645
Tyler Technologies	12,197a,b	308,340
Ultratech	10,103b	173,266
United Online	38,235	199,969
Veeco Instruments	16,572a,b	404,357
ViaSat	15,584a,b	519,103
Virtusa	6,840b	90,288
Volterra Semiconductor	9,117a,b	175,320
Websense	18,792a,b	325,102
Wright Express	15,040b	572,122
XO Group	12,731b	104,012
		30,098,733
Materials--4.9%
A. Schulman	15,470	262,835
A.M. Castle & Co.	9,007b	98,537
AMCOL International	8,663a	207,825
American Vanguard	9,288	103,654
Arch Chemicals	9,688	454,561
Balchem	10,334	385,562
Buckeye Technologies	17,726	427,374
Calgon Carbon	19,874a,b	289,564
Century Aluminum	25,862a,b	231,206
Clearwater Paper	7,875b	267,592

Deltic Timber	5,064a	302,220
Eagle Materials	15,510a	258,241
H.B. Fuller	21,392	389,762
Hawkins	3,123a	99,436
Haynes International	4,847	210,602
Headwaters	28,981b	41,733
Kaiser Aluminum	6,536a	289,414
KapStone Paper and Packaging	16,789b	233,199
Koppers Holdings	9,841	252,028
Kraton Performance Polymers	12,750b	206,295
LSB Industries	7,682b	220,243
Materion	7,940b	180,079
Myers Industries	15,321	155,508
Neenah Paper	6,259	88,753
Olympic Steel	3,944a	66,811
OM Group	13,351b	346,725
PolyOne	37,843	405,299
Quaker Chemical	4,576	118,610
RTI International Metals	12,180a,b	284,038
Schweitzer-Mauduit International	5,821	325,219
Stepan	2,709	181,991
STR Holdings	14,553a,b	118,025
Texas Industries	10,798a	342,729
Wausau Paper	18,045a	115,308
Zep	9,255	139,010
		8,099,988
Telecommunication Services--.6%
Atlantic Tele-Network	2,077a	68,292
Cbeyond	13,103b	92,507
Cincinnati Bell	67,300b	207,957
General Communication, Cl. A	21,026b	172,413
Neutral Tandem	13,652b	132,151
NTELOS Holdings	12,067	213,948
USA Mobility	9,051	119,473
		1,006,741
Utilities--4.6%
Allete	13,872	508,131
American States Water	6,689	226,958
Avista	22,608	539,201
Central Vermont Public Service	4,021	141,579
CH Energy Group	7,212	376,250
El Paso Electric	18,546	595,141
Laclede Group	10,428	404,085
New Jersey Resources	15,694a	668,094
Northwest Natural Gas	9,679	426,844
NorthWestern	15,190	485,169
Piedmont Natural Gas	27,542a	795,688
South Jersey Industries	11,115a	552,971
Southwest Gas	20,000a	723,400
UIL Holdings	19,037a	626,888
UniSource Energy	16,172a	583,647
		7,654,046

Total Common Stocks
(cost $163,997,743)			162,751,032
	Number
Rights--.0%	of Rights		Value($)
Financial
First BanCorp
(cost $0)	8,955	[b]	0

	Principal
Short-Term Investments--.2%	Amount ($)		Value ($)
U.S. Treasury Bills
0.02%, 2/9/12	195,000	[d]	194,978
0.02%, 3/22/12	65,000	[d]	64,985
Total Short-Term Investments
(cost $259,980)			259,963

Other Investment--.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,129,000)	1,129,000	[e]	1,129,000
Investment of Cash Collateral for
Securities Loaned--28.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $46,866,440)	46,866,440	[e]	46,866,440
Total Investments (cost $212,253,162)	127.6%		211,006,435
Liabilities, Less Cash and Receivables	(27.6%)		(45,633,479)
Net Assets	100.0%		165,372,956

a Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $44,356,356 and the value of the collateral held by the fund was $46,866,440.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

At September 30, 2011, the aggregate cost of investment securities for income tax purposes was $212,253,162. Net unrealized depreciation on investments was $1,246,727 of which $22,987,084 related to appreciated investment securities and $24,233,811 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	29.2
Financial	19.7
Information Technology	18.3
Consumer Discretionary	14.9
Industrial	14.7
Health Care	12.4

Materials	4.9
Utilities	4.6
Consumer Staples	4.4
Energy	3.9
Telecommunication Services	.6
127.6

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
September 30, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 9/30/2011	($)
Financial Futures Long
Russell 2000 E-mini	39	2,501,850	December 2011	(110,307)

See notes to financial statements.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	162,751,032	-	-	162,751,032
Mutual Funds	47,995,440	-	-	47,995,440
U.S. Treasury	-	259,963	-	259,963
Rights+	0	-	-	0
Liabilities ($)
Other Financial Instruments:
Futures++	(110,307)	-	-	(110,307)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized depreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
September 30, 2011 (Unaudited)

Common Stocks--97.0%	Shares	Value ($)
Consumer Discretionary--8.4%
Amazon.com	52,980a	11,455,865
Priceline.com	10,230a	4,597,976
		16,053,841
Information Technology--88.6%
Accenture, Cl. A	118,230	6,228,356
Akamai Technologies	305,440a	6,072,147
Apple	29,261a	11,153,708
Atmel	533,720a	4,307,120
BMC Software	124,060a	4,783,754
Citrix Systems	48,850a	2,663,791
Cognizant Technology Solutions,
Cl. A	75,035a	4,704,695
Corning	347,740	4,298,066
Cree	156,760a,b	4,072,625
Cypress Semiconductor	250,110a	3,744,147
Dell	264,740a	3,746,071
Electronic Arts	287,302a	5,875,326
EMC	279,290a	5,862,297
F5 Networks	102,690a,b	7,296,125
Fortinet	114,420a	1,922,256
Google, Cl. A	16,080a	8,271,230
Informatica	111,510a	4,566,335
International Business Machines	56,260	9,847,188
LogMeIn	65,230a,b	2,166,288
NetApp	182,320a	6,187,941
Oracle	342,823	9,852,733
Paychex	196,340	5,177,486
QUALCOMM	241,530	11,745,604
Riverbed Technology	330,790a	6,602,568
Salesforce.com	59,690a,b	6,821,373
SanDisk	185,940a	7,502,679
Taleo, Cl. A	110,610a,b	2,844,889
Teradata	114,400a	6,123,832
VMware, Cl. A	56,780a	4,563,976
		169,004,606
Total Common Stocks
(cost $184,647,561)		185,058,447

Other Investment--3.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,861,000)	5,861,000[c]	5,861,000
Investment of Cash Collateral for

Securities Loaned--6.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $13,128,325)	13,128,325[c]	13,128,325
Total Investments (cost $203,636,886)	107.0%	204,047,772
Liabilities, Less Cash and Receivables	(7.0%)	(13,312,340)
Net Assets	100.0%	190,735,432

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2011, the value of the fund's securities on loan was $12,240,847 and the value of the collateral held by the fund was $13,128,325.
c Investment in affiliated money market mutual fund.

At September 30 2011, the aggregate cost of investment securities for income tax purposes was $203,636,886. Net unrealized appreciation on investments was $410,886 of which $26,176,337 related to appreciated investment securities and $25,765,451 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	88.6
Money Market Investments	10.0
Consumer Discretionary	8.4
107.0

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	185,058,447	-	-	185,058,447
Mutual Funds	18,989,325	-	-	18,989,325

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)